Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Feb. 28, 2023 shares	Nov. 01, 2022	Sep. 30, 2022 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock convertible exchange ratio					2.0719				2.0719
Restricted bank account collateral for credit card	$ 60,000		$ 60,000		$ 60,000	$ 60,000
Restricted cash collateral for secured letter of credit						177,000
Federal depository insurance coverage					250,000
Impairment loss on operating right of use asset	$ 0	$ 0	$ 0	$ 3,513,999	$ 3,513,999	$ 0
Stock options | shares	1,363,108		1,363,108		1,698,754	1,750,967		335,646
Conversion price per share | $ / shares										$ 10
US Army Medica Research Acquisition Activity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Grant revenue					$ 400,000	$ 600,000
Grant revenue | US Army Medica Research Acquisition Activity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Grant revenue			$ 0	$ 13,854	$ 400,000	$ 600,000
pH Pharma, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage in subsidiary					100.00%